CONSOLIDATED STATEMENTS OF UNITHOLDERS' CAPITAL (USD $) In Thousands, unless otherwise specified	3 Months Ended				12 Months Ended
	Dec. 31, 2011	Mar. 31, 2011	Dec. 31, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Balance		$ 2,788,216		$ 2,452,004	$ 2,788,216	$ 2,452,004	$ 2,760,686
Sale of units, net of underwriting discounts and expenses					651,522	809,774	279,299
Issuance of units					7,446	4,418	494
Cancellation of units					0	0	0
Purchase of units					(17,352)	(11,832)	(2,696)
Distributions to unitholders					(466,488)	(365,711)	(303,316)
Unit-based compensation expenses					22,243	13,792	15,089
Reclassification of distributions paid on forfeited restricted units					79	59	63
Excess tax benefit from unit-based compensation					4,805		577
Net income (loss)	(189,615)	(446,682)	(243,527)	65,310	438,439	(114,288)	(298,192)
Balance	3,428,910		2,788,216		3,428,910	2,788,216	2,452,004
Unitholders' Capital Account [Member]
Balance		2,549,099		2,098,599	2,549,099	2,098,599	2,109,089
Sale of units, net of underwriting discounts and expenses					651,522	809,774	279,299
Issuance of units					7,446	4,418	494
Cancellation of units					(17,352)	(11,832)	(2,696)
Purchase of units					0	0	0
Distributions to unitholders					(466,488)	(365,711)	(303,316)
Unit-based compensation expenses					22,243	13,792	15,089
Reclassification of distributions paid on forfeited restricted units					79	59	63
Excess tax benefit from unit-based compensation					4,805		577
Net income (loss)					0	0	0
Balance	2,751,354		2,549,099		2,751,354	2,549,099	2,098,599
Accumulated Income (Deficit) [Member]
Balance		239,117		353,405	239,117	353,405	651,597
Sale of units, net of underwriting discounts and expenses					0	0	0
Issuance of units					0	0	0
Cancellation of units					0	0	0
Purchase of units					0	0	0
Distributions to unitholders					0	0	0
Unit-based compensation expenses					0	0	0
Reclassification of distributions paid on forfeited restricted units					0	0	0
Excess tax benefit from unit-based compensation					0		0
Net income (loss)					438,439	(114,288)	(298,192)
Balance	677,556		239,117		677,556	239,117	353,405
Treasury Units (at Cost) [Member]
Balance		0		0	0	0	0
Sale of units, net of underwriting discounts and expenses					0	0	0
Issuance of units					0	0	0
Cancellation of units					17,352	11,832	2,696
Purchase of units					(17,352)	(11,832)	(2,696)
Distributions to unitholders					0	0	0
Unit-based compensation expenses					0	0	0
Reclassification of distributions paid on forfeited restricted units					0	0	0
Excess tax benefit from unit-based compensation					0		0
Net income (loss)					0	0	0
Balance	$ 0		$ 0		$ 0	$ 0	$ 0
Units [Member]
Balance (in units)		159,010		129,941	159,010	129,941	114,080
Sale of units, net of underwriting discounts and expenses (in units)					17,514	28,750	14,950
Issuance of units (in units)					1,371	815	1,098
Cancellation of units (in units)					(530)	(496)	(187)
Balance (in units)	177,365		159,010		177,365	159,010	129,941